Property, plant and equipment (Details) $ in Thousands	3 Months Ended
Mar. 31, 2026 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	$ 2,045
Balance at end of period	1,920
Furniture and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,160
Balance at end of period	1,062
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	243
Balance at end of period	248
Land and Building
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	642
Balance at end of period	610
Construction in-progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	0
Balance at end of period	0
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	7,448
Additions (Depreciation)	109
Effects of foreign exchange	(128)
Balance at end of period	7,429
Cost | Furniture and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	4,915
Additions (Depreciation)	84
Effects of foreign exchange	(74)
Balance at end of period	4,925
Cost | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,743
Additions (Depreciation)	25
Effects of foreign exchange	(30)
Balance at end of period	1,738
Cost | Land and Building
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	790
Additions (Depreciation)	0
Effects of foreign exchange	(24)
Balance at end of period	766
Cost | Construction in-progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	0
Additions (Depreciation)	0
Effects of foreign exchange	0
Balance at end of period	0
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(5,403)
Additions (Depreciation)	(205)
Effects of foreign exchange	99
Balance at end of period	(5,509)
Accumulated depreciation | Furniture and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(3,755)
Additions (Depreciation)	(172)
Effects of foreign exchange	64
Balance at end of period	(3,863)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(1,500)
Additions (Depreciation)	(18)
Effects of foreign exchange	28
Balance at end of period	(1,490)
Accumulated depreciation | Land and Building
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(148)
Additions (Depreciation)	(15)
Effects of foreign exchange	7
Balance at end of period	(156)
Accumulated depreciation | Construction in-progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	0
Additions (Depreciation)	0
Effects of foreign exchange	0
Balance at end of period	$ 0